SHAREHOLDERS' EQUITY, Warrants (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Warrants [Abstract]
Period to exercise warrants after business combination	30 days
Period to exercise warrants after public offerings	12 months
Expiration period of warrants	5 years
Number of days to file registration statement	15 days
Period for registration statement to become effective	60 days
Warrant redemption price (in dollars per share)	$ 0.01
Notice period to redeem warrants	30 days
Number of trading days	20 days
Trading day threshold period	30 days
Limitation period to transfer, assign or sell warrants	30 days
Class A Ordinary Shares [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%
Class A Ordinary Shares [Member] | Minimum [Member]
Warrants [Abstract]
Share price (in dollars per share)	$ 12.00
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%
Class A Ordinary Shares [Member] | Maximum [Member]
Warrants [Abstract]
Additional shares issued with the closing of business combination (in dollars per share)	$ 9.20